Significant accounting policies - IFRS 9 (Details) $ in Millions	Jan. 02, 2018 USD ($)
Amortized cost. | Accounts payable and accrued liabilities
IFRS 9 Financial Instruments
Financial liabilities	$ 21.5
FVTPL | Receivables from provisional gold equivalents sales
IFRS 9 Financial Instruments
Current financial assets	11.3
FVTPL | Warrants
IFRS 9 Financial Instruments
Non-current financial assets	0.8
FVTOCI | Equity investments
IFRS 9 Financial Instruments
Non-current financial assets	172.2
Amortized cost | Cash and cash equivalents
IFRS 9 Financial Instruments
Current financial assets	511.1
Amortized cost | Receivables
IFRS 9 Financial Instruments
Current financial assets	54.6
Amortized cost | Loan receivable
IFRS 9 Financial Instruments
Non-current financial assets	30.1
Original (IAS 39) | Amortized cost. | Accounts payable and accrued liabilities
IFRS 9 Financial Instruments
Financial liabilities	21.5
Original (IAS 39) | FVTPL | Receivables from provisional gold equivalents sales
IFRS 9 Financial Instruments
Current financial assets	11.3
Original (IAS 39) | FVTPL | Warrants
IFRS 9 Financial Instruments
Non-current financial assets	0.8
Original (IAS 39) | Available-for-sale | Cash and cash equivalents
IFRS 9 Financial Instruments
Current financial assets	511.1
Original (IAS 39) | Available-for-sale | Equity investments
IFRS 9 Financial Instruments
Non-current financial assets	172.2
Original (IAS 39) | Amortized cost | Receivables
IFRS 9 Financial Instruments
Current financial assets	54.6
Original (IAS 39) | Amortized cost | Loan receivable
IFRS 9 Financial Instruments
Non-current financial assets	$ 30.1